SHARE-BASED PAYMENT - Schedule of Cash-Settled Share-Based Payment Transactions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 R$ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	30,939,677	32,000,234
Fair value of the liability | $	$ 292.8	$ 120.6
Grants in March 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the share at the grant date (In R$ per share) | R$ / shares			R$ 19.30
Number of shares granted (in shares)	0	0	164,969
Number granted (in shares)	0	0
Quantity cancelled or adjusted (in shares)	0	0
Number settled (in shares)	0	(164,969)
Fair value of the liability | $	$ 0.0	$ 0.0
Grants in March 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the share at the grant date (In R$ per share) | R$ / shares			R$ 16.95
Number of shares granted (in shares)	0	171,749	341,214
Number granted (in shares)	0	0
Quantity cancelled or adjusted (in shares)	(2,405)	(1,404)
Number settled (in shares)	(169,344)	(168,061)
Fair value of the liability | $	$ 0.0	$ 1.5
Grants In March 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the share at the grant date (In R$ per share) | R$ / shares			R$ 11.29
Number of shares granted (in shares)	0	0	1,960,022
Number granted (in shares)	0	0
Quantity cancelled or adjusted (in shares)	0	0
Number settled (in shares)	0	(1,960,022)
Fair value of the liability | $	$ 0.0	$ 0.0
Grants in March 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the share at the grant date (In R$ per share) | R$ / shares			R$ 17.61
Number of shares granted (in shares)	0	2,039,084	2,039,084
Number granted (in shares)	0	0
Quantity cancelled or adjusted (in shares)	(33,166)	0
Number settled (in shares)	(2,005,918)	0
Fair value of the liability | $	$ 0.0	$ 17.3
Grants in March 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the share at the grant date (In R$ per share) | R$ / shares			R$ 16.35
Number of shares granted (in shares)	3,524,725	3,359,022	3,359,022
Number granted (in shares)	0	0
Quantity cancelled or adjusted (in shares)	165,703	0
Number settled (in shares)	0	0
Fair value of the liability | $	$ 52.2	$ 18.6
Grants in March 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the share at the grant date (In R$ per share) | R$ / shares			R$ 22.95
Number of shares granted (in shares)	2,494,946	2,537,146	0
Number granted (in shares)	0	2,537,146
Quantity cancelled or adjusted (in shares)	(42,200)	0
Number settled (in shares)	0	0
Fair value of the liability | $	$ 23.9	$ 6.4
Grants in March 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the share at the grant date (In R$ per share) | R$ / shares			R$ 62.98
Number of shares granted (in shares)	1,042,952	0	0
Number granted (in shares)	1,042,952	0
Quantity cancelled or adjusted (in shares)	0	0
Number settled (in shares)	0	0
Fair value of the liability | $	$ 4.5	$ 0.0
Grants in September 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the share at the grant date (In R$ per share) | R$ / shares			R$ 13.69
Number of shares granted (in shares)	13,611,375	13,611,375	13,611,375
Number granted (in shares)	0	0
Quantity cancelled or adjusted (in shares)	0	0
Number settled (in shares)	0	0
Fair value of the liability | $	$ 121.9	$ 45.6
Grants in November 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the share at the grant date (In R$ per share) | R$ / shares			R$ 12.58
Number of shares granted (in shares)	4,530,448	4,530,448	4,530,448
Number granted (in shares)	0	0
Quantity cancelled or adjusted (in shares)	0	0
Number settled (in shares)	0	0
Fair value of the liability | $	$ 50.0	$ 18.6
Grants in September 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the share at the grant date (In R$ per share) | R$ / shares			R$ 18.55
Number of shares granted (in shares)	1,761,825	1,761,825	1,771,760
Number granted (in shares)	0	0
Quantity cancelled or adjusted (in shares)	0	(9,935)
Number settled (in shares)	0	0
Fair value of the liability | $	$ 13.7	$ 4.3
Grants in February 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the share at the grant date (In R$ per share) | R$ / shares			R$ 22.43
Number of shares granted (in shares)	3,973,406	3,989,585	0
Number granted (in shares)	0	4,088,971
Quantity cancelled or adjusted (in shares)	(16,179)	(99,386)
Number settled (in shares)	0	0
Fair value of the liability | $	$ 26.6	$ 8.3